Income Taxes (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax loss carry forward	$ 90,434
Allowance for doubtful account	15,598	10,038
Impairment provision for inventory	6,807	3,466
Total	$ 112,839	$ 13,504